Financial Expenses (Income), Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial income:
Change in fair value of warrants and capital note presented at fair value	$ (25,936)	$ (19,278)
Foreign exchange gain, net			(9,933)
Financial expenses:
Change in fair value of warrants and capital note presented at fair value			235,382
Beneficial conversion feature related to bridge financing notes	74,160
Foreign exchange loss, net	17,982	8,111
Other	14,430	10,073	11,112
Financial expenses (income), net	$ 80,636	$ (1,094)	$ 236,561